FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

September 30, 2013

Filed Via EDGAR (CIK #0001535538)

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

      RE:   Franklin Alternative Strategies Funds (Registrant)

            File No. 811-22641

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith for filing is Amendment No. 8 to the Registrant's Registration Statement under the Investment Company Act of 1940 (the 1940 Act).

Shares of the Registrant may be purchased only in private placement transactions. This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Sincerely yours,

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

SJG:dac